AXP(R)
                                                                       Discovery
                                                                            Fund
                                                          2001 SEMIANNUAL REPORT

American
    Express(R)
Funds

(icon of) ruler

AXP Discovery Fund seeks to provide shareholders with long-term growth of capital.

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Your Piece of the Future

Glance through current business magazines and newspaper articles on the fastest-growing companies in America and you'll find many of the stocks that AXP Discovery Fund owns. The Fund seeks small- to medium-size firms at the forefront of rapidly growing markets or industries. From high-tech companies in computer networking or biotechnology to firms that have found new ways to make, manage or market traditional products and services, these are the companies that are creating jobs and reshaping U.S. industry today.

CONTENTS
From the Chairman                          3
From the Portfolio Managers                3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements                       7
Notes to Financial Statements             10
Investments in Securities                 19

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o  Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options. On behalf of the Board,

Arne H. Carlson

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

From the Portfolio Managers
Thanks to a highly diversified portfolio and comparatively good performance by small-capitalization stocks, AXP Discovery Fund held up relatively well during a tumultuous six months for the stock market. Still, the Fund's Class A shares did experience a loss of 3.05% (excluding the sales charge) for the first half of its fiscal year -- August 2000 through January 2001.

The period got off to a strong start, as the stock market recorded a sharp gain in August. But the ensuing months became increasingly troublesome, as concerns about a slowdown in the economy and corporate profits dampened investors' spirits. The result was a wave of selling from September until late December. Most affected were technology stocks, many of which had their prices cut in half and, in some cases, even more. The market finally leveled off in December, and in January, spurred by a surprise interest-cut by the Federal Reserve, it managed to post a positive return.

The Fund's performance roughly followed the pattern of the broad market during the period. But it did enjoy an ongoing advantage in that the small-cap segment, though still subject to considerable volatility, fared better than large-cap stocks.

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

DIVERSIFICATION HELPS
The structure of the portfolio also played an important role in Fund performance. Prior to the start of the period, we began broadening the portfolio's industry diversification by adding stocks in a number of sectors, especially health care, energy, utilities and financial services. These holdings were overall good performers and made up for much of the weakness in technology stocks late last year. All told, we increased the number of stocks in the portfolio from less than 100 in mid-2000 to more than 200 by period-end.

Underlying these changes was an effort to reposition the portfolio with a greater emphasis on small-cap growth stocks. This meant adding more growth names to the portfolio, which resulted in a mix of roughly 65% growth and 35% value -- about what we plan to maintain on an ongoing basis. The revised composition is more consistent with the Fund's growth-biased investment objectives, while still providing valuable diversification.

As we look toward the rest of the fiscal year, while we don't see an end to the market's volatility, we do see a gradually improving investment environment. Bolstering this outlook is the likelihood of more interest-rate cuts by the Federal Reserve, a trend that historically has been particularly good for small-cap stocks. Equally important, small-caps remain relatively cheap on a valuation basis, which should help sustain their appeal among many investors.

Jake Hurwitz

Kent A. Kelley

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                   $  7.52
July 31, 2000                                                   $ 10.29
Decrease                                                        $  2.77

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                     $  2.16
From long-term capital gains                                    $  0.03
Total distributions                                             $  2.19
Total return*                                                    -3.05%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                   $  7.05
July 31, 2000                                                   $  9.84
Decrease                                                        $  2.79

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                     $  2.16
From long-term capital gains                                    $  0.03
Total distributions                                             $  2.19
Total return*                                                    -3.39%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                   $  7.05
July 31, 2000                                                   $  9.84
Decrease                                                        $  2.79

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                     $  2.16
From long-term capital gains                                    $  0.03
Total distributions                                             $  2.19
Total return*                                                    -3.39%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                   $  7.58
July 31, 2000                                                   $ 10.33
Decrease                                                        $  2.75

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                     $  2.16
From long-term capital gains                                    $  0.03
Total distributions                                             $  2.19
Total return*                                                    -2.80%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

The 10 Largest Holdings

                                        Percent                 Value
                                    (of net assets)     (as of Jan. 31, 2001)

Varian Medical Systems                   .98%                $3,615,215
Mettler-Toledo Intl                      .91                  3,356,639
Whole Foods Market                       .89                  3,293,062
AmeriCredit                              .89                  3,291,085
Astoria Financial                        .87                  3,235,624
Metris Companies                         .87                  3,207,600
Laboratory Corp America Holdings         .83                  3,092,193
Technitrol                               .82                  3,046,887
Cheesecake Factory (The)                 .82                  3,043,623
Plexus                                   .78                  2,872,574

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 8.66% of net assets


Financial Statements

Statement of assets and liabilities AXP Discovery Fund, Inc.

Jan. 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1):
     (identified cost $368,319,416)                                                                    $384,049,519
Cash in bank on demand deposit                                                                              846,906
Dividends and accrued interest receivable                                                                    28,758
Receivable for investment securities sold                                                                 1,804,420
                                                                                                          ---------
Total assets                                                                                            386,729,603
                                                                                                        -----------

Liabilities
Payable for investment securities purchased                                                               7,189,012
Payable upon return of securities loaned (Note 5)                                                         8,826,000
Accrued investment management services fee                                                                    6,445
Accrued distribution fee                                                                                      3,761
Accrued service fee                                                                                               4
Accrued transfer agency fee                                                                                   2,297
Accrued administrative services fee                                                                             595
Other accrued expenses                                                                                       79,979
                                                                                                             ------
Total liabilities                                                                                        16,108,093
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $370,621,510
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    497,889
Additional paid-in capital                                                                              414,922,758
Net operating loss                                                                                         (354,029)
Accumulated net realized gain (loss)                                                                    (60,175,211)
Unrealized appreciation (depreciation) on investments                                                    15,730,103
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $370,621,510
                                                                                                       ============
Net assets applicable to outstanding shares:                  Class A                                  $310,261,919
                                                              Class B                                  $ 58,914,764
                                                              Class C                                  $     11,234
                                                              Class Y                                  $  1,433,593
Net asset value per share of outstanding capital stock:       Class A shares       41,244,318          $       7.52
                                                              Class B shares        8,353,876          $       7.05
                                                              Class C shares            1,594          $       7.05
                                                              Class Y shares          189,107          $       7.58

See accompanying notes to financial statements.


Statement of operations
AXP Discovery Fund, Inc.

Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                              $    841,986
Interest                                                                                                  1,291,951
                                                                                                          ---------
Total income                                                                                              2,133,937
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                          957,304
Distribution fee
     Class A                                                                                                452,319
     Class B                                                                                                348,326
     Class C                                                                                                     24
Transfer agency fee                                                                                         422,762
Incremental transfer agency fee
     Class A                                                                                                 38,655
     Class B                                                                                                 15,187
     Class C                                                                                                      4
Service fee -- Class Y                                                                                        3,287
Administrative services fees and expenses                                                                   129,816
Compensation of board members                                                                                 3,850
Custodian fees                                                                                               68,432
Printing and postage                                                                                         29,245
Registration fees                                                                                            26,840
Audit fees                                                                                                   13,000
Other                                                                                                        13,749
                                                                                                             ------
Total expenses                                                                                            2,522,800
     Earnings credits on cash balances (Note 2)                                                             (29,641)
                                                                                                            -------
Total net expenses                                                                                        2,493,159
                                                                                                          ---------
Investment income (loss) -- net                                                                            (359,222)
                                                                                                           --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                              (51,619,367)
Net change in unrealized appreciation (depreciation) on investments                                      38,070,128
                                                                                                         ----------
Net gain (loss) on investments                                                                          (13,549,239)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(13,908,461)
                                                                                                       ============

See accompanying notes to financial statements.


Statements of changes in net assets AXP Discovery Fund, Inc.

                                                                                Jan. 31, 2001        July 31, 2000
                                                                              Six months ended         Year ended
                                                                                 (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                 $    (359,222)        $  (3,258,866)
Net realized gain (loss) on security transactions                                 (51,619,367)          102,480,957
Net change in unrealized appreciation (depreciation) on investments                38,070,128          (121,884,629)
                                                                                   ----------          ------------
Net increase (decrease) in net assets resulting from operations                   (13,908,461)          (22,662,538)
                                                                                  -----------           -----------
Distributions to shareholders from:
     Net realized gain
         Class A                                                                  (70,859,569)          (17,078,519)
         Class B                                                                  (14,182,285)           (3,710,256)
         Class C                                                                       (1,243)                   --
         Class Y                                                                   (1,550,700)           (2,147,477)
                                                                                   ----------            ----------
Total distributions                                                               (86,593,797)          (22,936,252)
                                                                                  -----------           -----------

Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                       21,978,164            90,535,607
     Class B shares                                                                 1,840,328            15,744,957
     Class C shares                                                                     9,004                 2,000
     Class Y shares                                                                   670,786            27,573,279
Reinvestment of distributions at net asset value
     Class A shares                                                                69,704,997            16,586,345
     Class B shares                                                                14,013,582             3,677,039
     Class C shares                                                                     1,243                    --
     Class Y shares                                                                 1,550,700             2,147,477
Payments for redemptions
     Class A shares                                                              (115,342,488)         (411,465,703)
     Class B shares (Note 2)                                                      (22,830,214)          (81,599,078)
     Class Y shares                                                                (6,749,576)         (105,581,732)
                                                                                   ----------          ------------
Increase (decrease) in net assets from capital share transactions                 (35,153,474)         (442,379,809)
                                                                                  -----------          ------------
Total increase (decrease) in net assets                                          (135,655,732)         (487,978,599)
Net assets at beginning of period                                                 506,277,242           994,255,841
                                                                                  -----------           -----------
Net assets at end of period                                                     $ 370,621,510         $ 506,277,242
                                                                                =============         =============
Undistributed (excess of distributions over) net investment income              $    (354,029)        $       5,193
                                                                                -------------         -------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Discovery Fund, Inc.

(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks of small- and medium-size growth companies.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 186 shares of capital stock at $10.74 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying security.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Short sales
The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement date. The price at such time may be more or less than the price at which the Fund sold the security. The Fund will designate cash or liquid securities to cover its open short positions. The Fund also may engage in "short sales against the box," a form of short-selling that involves selling a security that the Fund owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows the Fund to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the Fund loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Discovery Fund, Inc. to the Lipper Small-Cap Core Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $420,832 for the six months ended Jan. 31, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $99,786 for Class A and $52,188 for Class B for the six months ended Jan. 31, 2001.

During the six months ended Jan. 31, 2001, the Fund's custodian and transfer agency fees were reduced by $29,641 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $221,053,292 and $330,440,289, respectively, for the six months ended Jan. 31, 2001. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $2,037 for the six months ended Jan. 31, 2001.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended Jan. 31, 2001
                              Class A      Class B       Class C     Class Y
Sold                         2,264,487      202,049        1,210       71,396
Issued for reinvested
   distributions            10,388,203    2,227,915          198      229,733
Redeemed                   (11,845,500)  (2,448,046)          --     (873,762)
                           -----------   ----------                  --------
Net increase (decrease)        807,190      (18,082)       1,408     (572,633)
                               -------      -------        -----     --------

                                         Year ended July 31, 2000
                              Class A      Class B       Class C*    Class Y
Sold                         8,473,308    1,547,701          186    2,566,378
Issued for reinvested
   distributions             1,622,888      374,706           --      209,714
Redeemed                   (38,299,858)  (7,914,967)          --   (9,555,950)
                           -----------   ----------                ----------
Net increase (decrease)    (28,203,662)  (5,992,560)         186   (6,779,858)
                           -----------   ----------          ---   ----------

* Inception date was June 26, 2000.

5. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2001, securities valued at $8,418,884 were on loan to brokers. For collateral, the Fund received $8,826,000 in cash. Income from securities lending amounted to $173,594 for the six months ended Jan. 31, 2001. The risk to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2001.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.


8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                                               Class A

                                                                    2001(b)        2000         1999          1998         1997

Net asset value, beginning of period                                 $10.29       $11.04       $11.18        $13.02       $10.73

Income from investment operations:

Net investment income (loss)                                             --         (.05)        (.06)         (.04)        (.04)

Net gains (losses) (both realized and unrealized)                      (.58)        (.42)         .63          (.24)        3.95

Total from investment operations                                       (.58)        (.47)         .57          (.28)        3.91

Less distributions:

Dividends from net investment income                                     --           --           --            --         (.03)

Distributions from realized gains                                     (2.19)        (.28)        (.71)        (1.56)       (1.59)

Total distributions                                                   (2.19)        (.28)        (.71)        (1.56)       (1.62)

Net asset value, end of period                                        $7.52       $10.29       $11.04        $11.18       $13.02

Ratios/supplemental data

Net assets, end of period (in millions)                                $310         $416         $758          $864         $904

Ratio of expenses to average daily net assets(d)                      1.03%(c)     1.03%        1.05%         1.03%        1.13%

Ratio of net investment income (loss) to average daily net assets     (.04%)(c)    (.31%)       (.54%)        (.30%)       (.32%)

Portfolio turnover rate (excluding short-term securities)               52%         243%         188%          145%         153%

Total return(e)                                                      (3.05%)      (4.19%)       5.45%        (2.42%)      39.12%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Adjusted to an annual basis.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                                               Class B

                                                                    2001(b)         2000         1999          1998         1997

Net asset value, beginning of period                                  $9.84       $10.65       $10.90        $12.82       $10.63

Income from investment operations:

Net investment income (loss)                                           (.03)        (.13)        (.14)         (.11)        (.11)

Net gains (losses) (both realized and unrealized)                      (.57)        (.40)         .60          (.25)        3.89

Total from investment operations                                       (.60)        (.53)         .46          (.36)        3.78

Less distributions:

Distributions from realized gains                                     (2.19)        (.28)        (.71)        (1.56)       (1.59)

Net asset value, end of period                                        $7.05       $ 9.84       $10.65        $10.90       $12.82

Ratios/supplemental data

Net assets, end of period (in millions)                                 $59          $82         $153          $141         $101

Ratio of expenses to average daily net assets(d)                      1.80%(c)     1.80%        1.82%         1.79%        1.90%

Ratio of net investment income (loss) to average daily net assets     (.81%)(c)   (1.08%)      (1.30%)       (1.04%)      (1.10%)

Portfolio turnover rate (excluding short-term securities)               52%         243%         188%          145%         153%

Total return(e)                                                      (3.39%)      (4.97%)       4.65%        (3.16%)      38.06%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Adjusted to an annual basis.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,

Per share income and capital changes(a)
                                                                           Class C
                                                                     2001(b)      2000(c)
Net asset value, beginning of period                                  $9.84       $10.53

Income from investment operations:

Net investment income (loss)                                           (.03)        (.02)

Net gains (losses) (both realized and unrealized)                      (.57)        (.67)

Total from investment operations                                       (.60)        (.69)

Less distributions:

Distributions from realized gains                                     (2.19)          --

Net asset value, end of period                                        $7.05        $9.84

Ratios/supplemental data

Net assets, end of period (in millions)                                 $--          $--

Ratio of expenses to average daily net assets(d)                      1.80%(e)     1.80%(e)

Ratio of net investment income (loss) to average daily net assets     (.48%)(e)    (.97%)(e)

Portfolio turnover rate (excluding short-term securities)               52%         243%

Total return(f)                                                      (3.39%)      (6.55%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                                               Class Y

                                                                     2001(b)       2000         1999          1998         1997

Net asset value, beginning of period                                 $10.33       $11.07       $11.20        $13.03       $10.73

Income from investment operations:

Net investment income (loss)                                            .01         (.04)        (.05)         (.03)        (.01)

Net gains (losses) (both realized and unrealized)                      (.57)        (.42)         .63          (.24)        3.95

Total from investment operations                                       (.56)        (.46)         .58          (.27)        3.94

Less distributions:

Dividends from net investment income                                     --           --           --            --         (.05)

Distributions from realized gains                                     (2.19)        (.28)        (.71)        (1.56)       (1.59)

Total distributions                                                   (2.19)        (.28)        (.71)        (1.56)       (1.64)

Net asset value, end of period                                        $7.58       $10.33       $11.07        $11.20       $13.03

Ratios/supplemental data

Net assets, end of period (in millions)                                  $1           $8          $83           $83          $72

Ratio of expenses to average daily net assets(d)                       .85%(c)      .87%         .96%          .96%         .98%

Ratio of net investment income (loss) to average daily net assets     (.12%)(c)    (.11%)       (.44%)        (.22%)       (.17%)

Portfolio turnover rate (excluding short-term securities)               52%         243%         188%          145%         153%

Total return(e)                                                      (2.80%)      (4.08%)       5.55%        (2.34%)      39.32%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Adjusted to an annual basis.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Discovery Fund, Inc.
Jan. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.0%)
Issuer                                              Shares         Value(a)

Aerospace & defense (1.0%)
Aeroflex                                            80,700(b)    $2,098,200
Precision Castparts                                 42,900        1,569,711
Total                                                             3,667,911

Airlines (0.8%)
Frontier Airlines                                   40,000(b)     1,322,500
SkyWest                                             60,208        1,493,911
Total                                                             2,816,411

Automotive & related (1.5%)
Bandag                                              21,000          881,580
DollarThrifty Automotive Group                      90,000(b)     1,843,200
Federal-Mogul                                       87,000          395,850
Gentex                                              29,000(b)       717,750
Lear                                                37,000(b)     1,076,330
Snap-On                                             25,000          737,500
Total                                                             5,652,210

Banks and savings & loans (5.9%)
Astoria Financial                                   62,000        3,235,624
Bank United Cl A                                    30,100        1,883,131
City Natl                                           61,900        2,266,778
CompuCredit                                         32,800(b)       280,850
Cullen/Frost Bankers                                69,395        2,685,586
Downey Financial                                    41,600        1,896,960
East West Bancorp                                   48,600        1,126,913
First Midwest Bancorp                               28,211          791,671
Greater Bay Bancorp                                 60,800        2,245,800
New York Community Bancorp                          65,000        2,474,063
Silicon Valley Bancshares                           43,385(b)     1,410,013
Southwest Bancorp of Texas                          33,000(b)     1,412,813
Total                                                            21,710,202

Beverages & tobacco (0.4%)
Constellation Brands                                24,181(b)     1,630,041

Building materials & construction (1.2%)
Carlisle Companies                                  29,000        1,165,800
Horton (DR)                                         91,276        2,147,724
Lennar                                              32,000        1,177,600
Total                                                             4,491,124

Chemicals (0.9%)
Cytec Inds                                          65,000(b)     2,068,950
OM Group                                            28,200        1,370,520
Total                                                             3,439,470

Communications equipment & services (3.5%)
Commonwealth Telephone Enterprises                  39,800(b)     1,470,113
DMC Stratex Networks                               109,775(b)     1,859,313
Efficient Networks                                  51,000(b)       819,188
Glenayre Technologies                              292,800(b)     1,335,900
LCC Intl Cl A                                       59,000(b)       752,250
Leap Wireless Intl                                  40,700(b)     1,714,487
P-COM                                               85,000(b)       369,219
Plantronics                                         26,000(b)     1,417,000
Proxim                                              33,722(b)     1,108,611
REMEC                                               89,450(b)     1,229,938
Tollgrade Communications                            29,000(b)     1,076,625
Total                                                            13,152,644

Computers & office equipment (10.7%)
Actuate                                             39,000(b)       896,391
Advent Software                                     39,000(b)     2,152,312
Aspen Technology                                    24,700(b)       967,931
BARRA                                               25,300(b)     1,242,863
Cognizant Technology Solutions                      38,000(b)     1,871,500
Computer Network Technology                         50,000(b)     1,409,375
Diamond Cluster Intl Cl A                           50,000(b)     1,775,000
Documentum                                          22,000(b)       951,500
Henry (Jack) & Associates                           21,541          982,808
InFocus                                             39,800(b)       902,963
Informatica                                         50,400(b)     1,556,100
Insight Enterprises                                 56,400(b)     1,667,325
Interwoven                                          64,000(b)     2,148,000
IntraNet Solutions                                  42,709(b)     2,052,701
Iomega                                             294,000(b)     1,214,220
M-Systems Flash Disk Pioneer                        53,000(b,c)     698,938
Manhattan Associates                                31,900(b)     1,200,238
Manugistics Group                                   49,800(b)     2,528,127
Mercury Computer Systems                            15,000(b)       801,563
Netegrity                                           39,000(b)     2,398,499
NetIQ                                               13,000(b)     1,020,500
OTG Software                                        42,400(b)       524,700
Puma Technology                                     36,000(b)       354,375
RSA Security                                        37,274(b)     2,310,987
Secure Computing                                   103,000(b)     1,300,375
SonicWALL                                           88,000(b)     1,606,000
Varian                                              36,600(b)     1,649,288
Verity                                              31,800(b)       946,050
Total                                                            39,130,629

Electronics (13.1%)
Actel                                               54,400(b)     1,468,800
Alpha Inds                                          60,499(b)     1,814,970
Amphenol Cl A                                       14,000(b)       677,600
Anaren Microwave                                    28,000(b)     1,470,000
Anixter Intl                                        63,000(b)     1,765,890
Axcelis Technologies                                62,000(b)       693,625
Belden                                              81,000        2,236,409
C&D Technologies                                    39,100        2,170,050
Cirrus Logic                                        59,000(b)     1,666,750
DDi                                                 38,000(b)     1,156,625
Elantec Semiconductor                               13,350(b)       632,248
Electro Scientific Inds                             32,500(b)     1,153,750
Exar                                                50,300(b)     1,776,219
Harman Intl Inds                                    41,610        1,467,169
Helix Technology                                    49,000        1,519,000
Intl Rectifier                                      35,600(b)     1,920,976
MRV Communications                                  44,400(b,d)     871,350
Nanometrics                                         72,400(b)     1,479,675
Oak Technology                                      78,100(b)       634,563
Park Electrochemical                                36,000        1,314,000
Pericom Semiconductor                               40,500(b)       888,469
Photon Dynamics                                     33,000(b)       909,563
Photronics                                          24,000(b)       843,000
Plexus                                              61,200(b)     2,872,574
SBS Technologies                                    37,000(b)     1,258,000
Sensormatic Electronics                             92,700(b)     1,787,256
Silicon Valley Group                                33,000(b)     1,188,000
Technitrol                                          58,594        3,046,887
Therma-Wave                                         60,000(b)       960,000
Trimble Navigation                                  40,141(b)       898,155
Varian Medical Systems                              55,110(b)     3,615,215
Varian Semiconductor Equipment Associates           27,000(b)       837,000
Veeco Instruments                                   21,000(b)     1,191,094
Total                                                            48,184,882

Energy (3.0%)
HS Resources                                        57,487(b)     2,169,559
Pogo Producing                                      95,300        2,489,236
Stone Energy                                        43,900(b)     2,384,209
Swift Energy                                        64,000(b)     2,202,240
Vintage Petroleum                                  107,000        1,980,570
Total                                                            11,225,814

Energy equipment & services (2.8%)
Jacobs Engineering Group                            49,800(b)     2,377,950
Lone Star Technologies                              38,700(b)     1,455,120
Patterson Energy                                    53,000(b)     1,964,313
Pride Intl                                         109,227(b)     2,686,984
UTI Energy                                          62,000(b)     2,045,380
Total                                                            10,529,747

Financial services (3.6%)
Affiliated Managers Group                           22,400(b)     1,377,600
AmeriCredit                                         93,100(b)     3,291,085
Heidrick & Struggles Intl                           27,000(b)     1,024,313
LaBranche                                           15,000(b)       652,500
Metris Companies                                   121,500        3,207,600
Radian Group                                        32,600        2,025,764
Raymond James Financial                             47,200        1,816,256
Total                                                            13,395,118

Food (1.7%)
Delta & Pine Land                                   68,000        1,564,000
Performance Food Group                              26,857(b)     1,342,850
Smithfield Foods                                    55,471(b)     1,664,130
Suiza Foods                                         40,000(b)     1,838,400
Total                                                             6,409,380

Furniture & appliances (1.0%)
Ethan Allen Interiors                               62,600        2,301,802
Salton                                              69,400(b,d)   1,516,390
Total                                                             3,818,192

Health care (8.9%)
Albany Molecular Research                           22,000(b)     1,050,500
Alkermes                                            32,800(b)       869,200
Aviron                                               7,000(b)       359,625
Cephalon                                            31,000(b)     1,813,500
Coherent                                            37,686(b)     1,919,631
COR Therapeutics                                    54,892(b)     2,140,788
Diagnostic Products                                 27,000        1,289,250
Emisphere Technologies                              50,000(b)     1,306,250
Enzo Biochem                                        44,397(b)     1,113,921
Enzon                                               31,600(b)     1,982,900
ILEX Oncology                                       40,000(b)     1,232,500
Inhale Therapeutic Systems                          37,200(b)     1,425,225
Invitrogen                                          12,000(b)       894,000
Laboratory Corp America Holdings                    22,700(b)     3,092,193
Medicis Pharmaceutical Cl A                         34,900(b)     2,111,450
Myriad Genetics                                     28,200(b)     2,033,925
Neurocrine Biosciences                              38,000(b)     1,239,750
Noven Pharmaceuticals                               44,300(b)     1,774,769
Priority Healthcare Cl B                            43,000(b)     1,488,875
Regeneron Pharmaceuticals                           40,000(b)     1,310,000
Techne                                              40,010(b)     1,110,278
Zoll Medical                                        26,000(b)     1,118,000
Total                                                            32,676,530

Health care services (5.6%)
AmeriSource Health Cl A                             30,000(b)     1,434,900
Apria Healthcare Group                              63,000(b)     1,697,850
Aurora Biosciences                                  29,000(b)       906,250
Bergen Brunswig Cl A                                63,000        1,146,600
Caremark Rx                                         56,000(b)       705,600
Genzyme Transgenics                                 75,000(b)     1,068,750
Health Net                                          91,500(b)     2,000,190
LifePoint Hospitals                                 55,100(b)     1,811,413
Lincare Holdings                                    57,000(b)     2,853,562
Mid Atlantic Medical Services                      144,000(b)     2,354,400
Orthodontic Centers of America                      33,000(b)       751,080
PRAECIS Pharmaceuticals                             52,000(b)     1,459,250
Stewart Enterprises Cl A                            69,000          232,875
Triad Hospitals                                     32,000(b)       908,000
Universal Health Services Cl B                      18,939(b)     1,551,104
Total                                                            20,881,824

Household products (0.8%)
Direct Focus                                        42,000(b,d)   1,344,000
Valence Technology                                 128,400(b,d)   1,613,025
Yankee Candle                                        6,100(b)        98,637
Total                                                             3,055,662

Industrial equipment & services (0.7%)
CoorsTek                                            39,000(b)     1,462,500
Graco                                               34,700        1,310,619
Total                                                             2,773,119

Insurance (2.9%)
Fidelity Natl Financial                             58,500        1,945,125
Gallagher (Arthur J)                               103,156        2,668,646
Old Republic Intl                                   46,000        1,264,080
RenaissanceRe Holdings                              29,000(c)     2,179,350
StanCorp Financial Group                            59,000        2,572,990
Total                                                            10,630,191

Leisure time & entertainment (2.2%)
Anchor Gaming                                       53,200(b)     2,832,900
Aztar                                              146,945(b)     1,785,382
Concord Camera                                     112,700(b)     1,486,231
Polaris Inds                                         8,000          368,400
Topps (The)                                        184,000(b)     1,748,000
Total                                                             8,220,913

Media (3.0%)
ADVO                                                46,000(b)     1,920,500
Penton Media                                        73,000        1,773,170
Price Communications                                97,300(b)     1,878,863
Scholastic                                          51,460(b)     2,338,214
True North Communications                           35,300        1,441,299
Zomax                                              268,200(b)     1,768,444
Total                                                            11,120,490

Metals (0.5%)
Shaw Group                                          43,000(b)     1,947,900

Miscellaneous (2.4%)
AremisSoft                                          78,000(b)     1,794,000
Cell Genesys                                        50,000(b)     1,006,250
CuraGen                                             11,000(b)       448,938
DigitalThink                                        59,000(b)       792,813
JNI                                                 29,000(b)       596,313
Learning Tree Intl                                  40,000(b)     1,977,499
PolyMedica                                          35,900(b)     1,290,156
Rural Celluar Cl A                                  19,100(b)       956,194
Total                                                             8,862,163

Multi-industry conglomerates (2.9%)
Administaff                                         40,000(b)     1,209,600
Argosy Gaming                                       67,000(b)     1,575,840
Corinthian Colleges                                 31,000(b)     1,230,313
Lancaster Colony                                     1,000           26,938
Mettler-Toledo Intl                                 64,800(b)     3,356,639
Modis Professional Services                         69,000(b)       448,500
SITEL                                               63,000(b)       216,720
Zebra Technologies Cl A                             51,400(b)     2,862,338
Total                                                            10,926,888

Paper & packaging (1.2%)
Ball                                                36,000        1,438,560
Crown Cork & Seal                                  173,100        1,462,695
Packaging Corp of America                           61,000(b)       860,100
Pactiv                                              57,000(b)       673,740
Total                                                             4,435,095

Restaurants & lodging (2.4%)
CEC Entertainment                                   56,000(b)     2,057,440
Cheesecake Factory (The)                            70,170(b)     3,043,623
P.F. Chang's China Bistro                           54,000(b,d)   2,072,250
RARE Hospitality Intl                               64,600(b)     1,853,213
Total                                                             9,026,526

Retail (4.1%)
American Eagle Outfitters                           39,000(b)     2,257,125
AnnTaylor Stores                                    49,100(b)     1,441,085
Barnes & Noble                                      81,100(b)     2,084,270
Footstar                                            28,000(b)     1,153,600
PurchasePro.com                                     63,000(b,d)   1,649,813
United Stationers                                   43,367(b)     1,089,596
Whole Foods Market                                  57,900(b)     3,293,062
Zale                                                60,884(b)     2,270,973
Total                                                            15,239,524

Textiles & apparel (2.9%)
Abercrombie & Fitch                                 53,000(b)     1,579,930
Chico's FAS                                         49,000(b)     1,613,938
Columbia Sportswear                                 33,000(b)     1,942,875
Hot Topic                                           52,000(b)     1,381,250
Skechers U.S.A. Cl A                                84,000(b)     2,169,720
Timberland Cl A                                     29,500(b)     1,888,000
Total                                                            10,575,713

Transportation (1.8%)
Arkansas Best                                       62,900(b)     1,293,381
Atlas Air                                           29,000(b)       988,610
Forward Air                                         35,000(b)     1,400,000
Landstar System                                     21,600(b)     1,447,200
Yellow Corp                                         60,000(b)     1,417,500
Total                                                             6,546,691

Utilities -- electric (1.4%)
Conectiv                                            42,800          815,768
El Paso Electric                                   134,426(b)     1,587,571
Idacorp                                             37,000        1,524,030
Public Service Co of New Mexico                     56,000        1,383,200
Total                                                             5,310,569

Utilities -- gas (1.1%)
Energen                                             45,000        1,316,250
Equitable Resources                                 24,338        1,428,154
Western Gas Resources                               54,000        1,441,800
Total                                                             4,186,204

Total common stocks
(Cost: $339,935,010)                                           $355,669,777

Short-term securities (7.7%)
Issuer                         Annualized         Amount          Value(a)
                              yield on date     payable at
                               of purchase       maturity

U.S. government agencies (7.0%)
Federal Home Loan Bank Disc Nts
     03-09-01                       5.53%       $1,000,000         $994,347
     03-16-01                       5.60         1,800,000        1,787,768
Federal Home Loan Mtge Corp Disc Nts
     03-06-01                       5.55         2,700,000        2,685,924
     03-30-01                       5.38         3,400,000        3,370,776
Federal Natl Mtge Assn Disc Nts
     02-01-01                       6.32         3,000,000        2,999,473
     02-13-01                       6.30         3,400,000        3,392,277
     02-16-01                       6.25         1,100,000        1,096,954
     02-22-01                       6.14         1,800,000        1,793,157
     03-05-01                       5.50         5,000,000        4,974,930
     03-07-01                       5.52         2,900,000        2,884,521
Total                                                            25,980,127

Commercial paper (0.7%)
BOC Group
     02-01-01                       5.77         2,400,000        2,399,615

Total short-term securities
(Cost: $28,384,406)                                             $28,379,742

Total investments in securities
(Cost: $368,319,416)(e,f)                                      $384,049,519

See accompanying notes to investments in securities.

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 0.78% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 2001 are as follows:
     Issuer      Beginning  Purchase     Sales      Ending   Dividend   Value(a)
                   cost        cost       cost       cost     income
     PFSweb*    $9,110,900     $--     $9,110,900    $--       $--        $--
     * Issuer was not an affiliate for the entire period ended Jan. 31, 2001.

(f)  At Jan. 31, 2001,  the cost of securities  for federal  income tax purposes
     was  approximately   $368,319,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $53,681,000
     Unrealized depreciation                                        (37,950,000)
                                                                    -----------
     Net unrealized appreciation                                    $15,731,000
                                                                    ===========

American
    Express(R)
Funds

AXP Discovery Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: INDYX    Class B: IDIBX
Class C: N/A      Class Y: IDVYX

                                PRSRT STD AUTO
                                 U.S. POSTAGE
                                     PAID
                                   AMERICAN
                                    EXPRESS

                                                                 S-6458 P (3/01)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.